Property and Equipment (Tables)	8 Months Ended
Jan. 07, 2024
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment
Property and equipment, net is summarized as follows:

	January 7, 2024	April 30, 2023
Leasehold improvements	71,292	61,534
Furniture, fixtures, and equipment	40,818	33,361
Building and building improvements	7,000	7,000
Construction in progress	21,935	24,568
Total cost	141,045	126,463
Less: accumulated depreciation	(69,038)	(63,621)
Property and equipment, net	72,007	62,842
Depreciation is computed on the straight-line method, based on assets’ useful lives or the shorter of the estimated useful lives or the terms of the underlying leases of the related leasehold improvements. Estimated depreciable lives for categories of property and equipment follow:

Depreciable Life - Years
Furniture, fixtures, and equipment	3-10
Leasehold improvements	10-20
Building and building improvements	15-30
Property and equipment, net is summarized as follows:

	April 30, 2023	April 24, 2022
Leasehold improvements	$63,606	$65,048
Furniture, fixtures, and equipment	34,069	34,381
Building and building improvements	7,000	7,000
Construction in progress	24,569	2,261
Total cost	129,244	108,690
Less: accumulated depreciation	(66,402)	(58,310)
Property and equipment, net	$62,842	$50,380